Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
9. Tax
Profit before tax from continuing operations	£ 3,075	£ 3,112	£ 1,286
Tax charge based on the standard UK corporation tax rate of 19% (2019: 19%, 2018: 19%)	584	593	244
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 25.0% (2019: 26%, 2018: 27.1%))	£ 183	£ 217	£ 104
Tax, percentage [abstract]
Tax charge based on the standard UK corporation tax rate of 19% (2019: 19%, 2018: 19%)	19.00%	19.00%	19.00%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 25.0% (2019: 26%, 2018: 27.1%))	6.00%	7.00%	8.10%
Recurring items [abstract]
Adjustments in respect of prior years	£ 194	£ (152)	£ (237)
Non-creditable taxes including withholding taxes	107	146	156
Impact of UK bank levy being non-deductible	48	35	42
Non-deductible expenses	28	34	67
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	(25)	(15)	(16)
Tax adjustments in respect of share-based payments	14	(7)	11
Banking surcharge and other items	(70)	(103)	(69)
Changes in recognition of deferred tax and effect of unrecognised tax losses	123	85	104
AT1 tax credit	(124)	(121)	(123)
Non-taxable gains and income	£ (200)	£ (240)	£ (232)
Recurring items, percentages [abstract]
Adjustments in respect of prior years, percentage	6.30%	(4.90%)	(18.40%)
Non-creditable taxes including withholding taxes, percentage	3.40%	4.70%	12.10%
Impact of UK bank levy being non-deductible, percentage	1.60%	1.10%	3.30%
Non-deductible expenses, percentage	0.90%	1.10%	5.20%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.80%	0.50%	1.20%
Tax adjustments in respect of share-based payments, percentage	0.50%	(0.20%)	0.90%
Banking surcharge and other items, percentage	(2.30%)	(3.30%)	(5.40%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(4.00%)	(2.70%)	(8.10%)
AT1 tax credit, percentage	(4.00%)	(3.90%)	(9.60%)
Non-taxable gains and income, percentage	(6.50%)	(7.70%)	(18.00%)
Non-recurring items [abstract]
One off re-measurement of UK deferred tax assets due to cancellation of rate change	£ (43)	£ 0	£ 0
Non-deductible provisions for UK customer redress	7	0	8
Non-deductible provisions for investigations and litigation	£ (6)	£ 0	£ 346
Non-recurring items, percentages [abstract]
One off re-measurement of UK deferred tax assets, percentage	(1.40%)	0.00%	0.00%
Non-deductible provisions for UK customer redress, percentage	0.20%	0.00%	0.60%
Non-deductible provisions for investigations and litigation , percentage	(0.20%)	0.00%	26.90%
Tax charge	£ 624	£ 332	£ 229
Total tax charge, percentage	20.30%	10.70%	17.80%